Leases (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$ 106	$ 47
Operating cash flows from operating leases	632	550
Financing cash flows from finance leases	12	8	$ 0
Non-cash investing and financing activities:
Net lease cost	702	669	622
Additions to ROU assets obtained from: new finance lease liabilities	0	321	0
Additions to ROU assets obtained from: new operating lease liabilities	$ 544	$ 3,768	$ 0